Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2014
RELATED PARTY TRANSACTIONS [Abstract]
Major Related Parties and Their Relationships with Group

Company name	Relationship with the Group
Sohu	Under common control of Sohu.com
Zhou You	An equity investee of the Company
Jin Dian	A controlled company by a member of board

Significant Related Party Transactions

	For the year ended December 31, (in thousands)
Transactions with Sohu	2012	2013	2014
Services provided by Sohu
Sales and marketing services provided by Sohu	$14,026	$13,390	$10,401
Corporate expenses	27	12	15
Other service provided by Sohu	50	373	690

	For the year ended December 31, (in thousands)
Transactions with Jin Dian	2012	2013	2014
Advertising slots provided by Shi Dai Jin Dian Cinema Investing Co., Ltd, or Jin Dian	$1,552	$1,310	$—

Due to Related Parties

	As of December 31, (in thousands)
	2013	2014
Due to Zhou You (royalty fees payable to Zhou You)	$332	$331

Due from and Prepayment to Related Parties

	As of December 31, (in thousands)
	2013	2014
Due from Sohu (mainly arising from customer advances collected by Sohu on behalf of the Group)	$393	$324
Short-term and long-term prepayments to Sohu under services and advertising agreements	10,363	—